Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2010			$ 10,370	$ 16,016	$ (2,660)	$ 2,188	$ 290	$ 644		$ (253)	$ 3	$ (59)	$ (24)	$ 42,218	$ 166	$ 2,830
Beginning of the period, shares at Dec. 31, 2010					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					9
Change in the period						(1,870)				2,768	(3)	(12)	146
Capital increase			6,358	9,821
Transfer from unappropriated retained earnings														2,173
Transfer to capitalized earnings														(14,309)
Net income attributable to the Company's stockholders	13,278														13,278
Remuneration of mandatorily convertible notes
Preferred class A stock															(42)
Common stock															(18)
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															(2,173)
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments	(14)															(14)
Cash flow hedge	1															1
Losses attributable to noncontrolling interests	(110)															(110)
Net income attributable to redeemable noncontrolling interests																133
Dividends and interest attributable to noncontrolling interests																(65)
Capitalization of stockholders advances																8
Pension plan																5
Number of shares issued and outstanding:	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
End of the period at Jun. 30, 2011	87,921	85,016	16,728	25,837	(2,660)	318	290	644	2,566	2,515		(71)	122	30,082	11,211	2,905
End of the period, shares at Jun. 30, 2011	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
Beginning of the period at Mar. 31, 2011			10,370	16,016	(2,660)	2,188	290	644		934	2	61	(19)	43,189	5,995	2,904
Beginning of the period, shares at Mar. 31, 2011					(147,024,956)
Increase (Decrease) in Stockholders' Equity
Change in the period						(1,870)				1,581	(2)	(132)	141
Capital increase			6,358	9,821
Transfer from unappropriated retained earnings														1,202
Transfer to capitalized earnings														(14,309)
Net income attributable to the Company's stockholders	6,452														6,452
Remuneration of mandatorily convertible notes
Preferred class A stock															(24)
Common stock															(10)
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															(1,202)
Cumulative translation adjustments	40															40
Losses attributable to noncontrolling interests	(58)															(58)
Net income attributable to redeemable noncontrolling interests																65
Dividends and interest attributable to noncontrolling interests																(59)
Capitalization of stockholders advances																8
Pension plan																5
Number of shares issued and outstanding:	5,218,279,144		2,108,579,618	3,256,724,482
End of the period at Jun. 30, 2011	87,921	85,016	16,728	25,837		318	290	644	2,566	2,515		(71)	122	30,082	11,211	2,905
End of the period, shares at Jun. 30, 2011	5,218,279,144		2,108,579,618	3,256,724,482
Beginning of the period at Dec. 31, 2011	79,609		16,728	25,837	(5,662)	(61)				(5,238)		(567)	131	41,130	4,482	1,894
Beginning of the period, shares at Dec. 31, 2011					(268,011,021)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					287
Change in the period						(10)				827		92	9
Transfer from unappropriated retained earnings														877
Net income attributable to the Company's stockholders	3,827														3,827
Remuneration of mandatorily convertible notes
Preferred class A stock															(11)
Common stock															(5)
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															(877)
Disposals (acquisitions) of noncontrolling interests																(62)
Cumulative translation adjustments	14															14
Losses attributable to noncontrolling interests	(58)															(58)
Net income attributable to redeemable noncontrolling interests																51
Dividends and interest attributable to noncontrolling interests																(4)
Capitalization of stockholders advances																11
Number of shares issued and outstanding:	5,097,293,366		2,108,579,618	3,256,724,482	(268,010,734)
End of the period at Mar. 31, 2012	84,290	82,444	16,728	25,837	(5,662)	(71)			(4,745)	(4,411)		(475)	140	42,007	7,416	1,846
End of the period, shares at Mar. 31, 2012	5,097,293,366		2,108,579,618	3,256,724,482	(268,010,734)
Beginning of the period at Dec. 31, 2011	79,609		16,728	25,837	(5,662)	(61)	290	644		(5,238)	1	(567)	131	41,130	4,482	1,894
Beginning of the period, shares at Dec. 31, 2011					(268,011,021)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					56,081,847
Change in the period						(308)	(290)	(644)		(1,993)	(2)	73	(103)
Sales (acquisitions)					1,185
Transfer from unappropriated retained earnings														(1,830)
Net income attributable to the Company's stockholders	6,489														6,489
Remuneration of mandatorily convertible notes
Preferred class A stock															(44)
Common stock															(19)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(722)
Common stock															(1,043)
Appropriation to undistributed retained earnings															1,830
Disposals (acquisitions) of noncontrolling interests																(267)
Cumulative translation adjustments	38															38
Losses attributable to noncontrolling interests	(127)															(127)
Net income attributable to redeemable noncontrolling interests																93
Dividends and interest attributable to noncontrolling interests																(39)
Capitalization of stockholders advances																21
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the period at Jun. 30, 2012	81,907	80,294	16,728	25,837	(4,477)	(369)			(7,698)	(7,231)	(1)	(494)	28	39,300	10,973	1,613
End of the period, shares at Jun. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
Beginning of the period at Mar. 31, 2012	84,290	82,444	16,728	25,837	(5,662)	(71)	290	644	(4,745)	(4,411)	1	(475)	140	42,007	7,416	1,846
Beginning of the period, shares at Mar. 31, 2012	5,097,293,366		2,108,579,618	3,256,724,482	(268,010,734)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					56,081,560
Change in the period						(298)	(290)	(644)		(2,820)	(2)	(19)	(112)
Sales (acquisitions)					1,185
Transfer from unappropriated retained earnings														(2,707)
Net income attributable to the Company's stockholders	2,662														2,662
Remuneration of mandatorily convertible notes
Preferred class A stock															(33)
Common stock															(14)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(722)
Common stock															(1,043)
Appropriation to undistributed retained earnings															2,707
Disposals (acquisitions) of noncontrolling interests																(205)
Cumulative translation adjustments	24															24
Losses attributable to noncontrolling interests	(69)															(69)
Net income attributable to redeemable noncontrolling interests																42
Dividends and interest attributable to noncontrolling interests																(35)
Capitalization of stockholders advances																10
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the period at Jun. 30, 2012	$ 81,907	$ 80,294	$ 16,728	$ 25,837	$ (4,477)	$ (369)			$ (7,698)	$ (7,231)	$ (1)	$ (494)	$ 28	$ 39,300	$ 10,973	$ 1,613
End of the period, shares at Jun. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)